                  MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.

                    SUPPLEMENT DATED OCTOBER 30, 1995 TO THE
                       PROSPECTUS DATED OCTOBER 30, 1995

                          FOR USE IN THE STATE OF IOWA



     Investing in the Fund's Common Stock will involve a higher than normal degree of risk. See "Risk Factors and Special Considerations" on page 8.



CODE # 18302-1095IA

                  MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.

                    SUPPLEMENT DATED OCTOBER 30, 1995 TO THE
                       PROSPECTUS DATED OCTOBER 30, 1995

                       FOR USE IN THE STATE OF MINNESOTA


     These securities may involve a high degree of risk because the Fund is authorized to leverage more than ten percent of its total assets.



CODE # 18302-1095MN

                  MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.

                    SUPPLEMENT DATED OCTOBER 30, 1995 TO THE
                       PROSPECTUS DATED OCTOBER 30, 1995

                       FOR USE IN THE STATE OF NEW JERSEY



     THESE ARE SPECULATIVE SECURITIES. AN INVESTMENT IN THE FUND MAY INVOLVE SIGNIFICANT RISKS. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS", "INVESTMENT OBJECTIVES AND POLICIES -- OTHER INVESTMENT POLICIES" AND "RISKS AND SPECIAL CONSIDERATIONS OF LEVERAGE".

     THE FUND MAY INVEST IN MEDIUM TO LOWER RATED MUNICIPAL OBLIGATIONS AND IN CERTAIN MUNICIPAL OBLIGATIONS THAT ARE CONSIDERED DERIVATIVE INSTRUMENTS. SUCH MUNICIPAL OBLIGATIONS MAY HAVE CERTAIN SPECULATIVE CHARACTERISTICS.



CODE # 18302-1095NJ

                  MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.



                    SUPPLEMENT DATED OCTOBER 30, 1995 TO THE


                       PROSPECTUS DATED OCTOBER 30, 1995



                          FOR USE IN THE STATE OF OHIO



     NOTWITHSTANDING THE FACT THAT THE BOARD OF DIRECTORS OF THE FUND MAY DETERMINE THAT A RULE 144A SECURITY IS LIQUID AND NOT SUBJECT TO THE 15% RESTRICTION ON ILLIQUID SECURITIES, THE STATE OF OHIO DOES NOT RECOGNIZE RULE 144A SECURITIES AS SECURITIES THAT ARE FREE OF RESTRICTIONS AS TO RESALE. CONSEQUENTLY, TO THE EXTENT REQUIRED BY OHIO LAW, THE FUND WILL NOT INVEST MORE THAN 50% OF ITS TOTAL ASSETS IN SECURITIES OF UNSEASONED ISSUERS OR IN SECURITIES THAT ARE RESTRICTED AS TO DISPOSITION, INCLUDING RULE 144A SECURITIES.


CODE # 18415-1095OH

                  MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.

                    SUPPLEMENT DATED OCTOBER 30, 1995 TO THE
                       PROSPECTUS DATED OCTOBER 30, 1995

                      FOR USE IN THE STATE OF SOUTH DAKOTA



     These securities may involve a high degree of risk because the Fund is authorized to leverage more than ten percent of its total assets and to invest more than five percent of such assets in any one issuer.



CODE # 18302-1095SD

                  MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.

                    SUPPLEMENT DATED OCTOBER 30, 1995 TO THE
                       PROSPECTUS DATED OCTOBER 30, 1995

                         FOR USE IN THE STATE OF TEXAS



     The Fund may invest a significant portion of its assets in derivative financial products. These derivative financial products have different risks and may have significantly more risk than traditional municipal obligations.



CODE # 18302-1095TX